FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

13. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

Description	Fair Value at December 31, 2012	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$226	$226	—	—
Liabilities:
Derivative financial instruments	$197	—	$197	—

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Available-for-sale securities – the investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy. The fair value of available-for-sale securities is included in other assets in our consolidated balance sheets.

Derivative financial instruments – the derivatives are foreign currency forward contracts. Fair value is based on observable market inputs, such as forward rates, in active markets and therefore the derivatives are classified within Level 2 of the valuation hierarchy. The fair value of the derivative financial instruments is included in accrued expenses and other current liabilities in our consolidated balance sheet.

There were no transfers in or out of Level 1 and Level 2 during 2012 or 2011.